Debt - Summary of Short Term Debt Maturities (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 102,024,414,000	$ 145,222,672,000	$ 5,255
Weighted average interest rate	8.50%	4.02%
Senior Notes 1 [member] | Obligations and senior notes [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 36,698,853,000	$ 60,353,052,000
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	65,325,561,000	84,856,270,000
Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 0	$ 13,350,000